Events After the Reporting Date	12 Months Ended
Dec. 31, 2024
Events After the Reporting Date [Abstract]
EVENTS AFTER THE REPORTING DATE
NOTE 28 –	EVENTS AFTER THE REPORTING DATE

1. BST Acquisition

On January 15, 2025, the Company entered into an Agreement and Plan of Merger with BST, pursuant to which, on January 27, 2025, BST merged with and into a wholly-owned subsidiary of the Company. As a result of the merger, BST and its subsidiaries became subsidiaries of the Company and the equityholders of BST received 2,965,366 ordinary shares of the Company and pre-funded warrants to purchase 664,373 ordinary shares of HUB. Such shares constituted approximately 42.56% of the Company’s outstanding ordinary shares on a post-closing basis and approximately 29.91% of the Company’s share capital on a fully-diluted, post-closing basis (after giving effect to additional shares issuable pursuant to adjustment mechanisms under existing securities but excluding existing warrants that are significantly out-of-the-money, unvested equity grants, and convertible notes that are expected to be repaid and not converted). The exercise of the pre-funded warrants is limited to the extent that, upon exercise, the holder and its affiliates would hold more than 4.99% of the Company’s outstanding ordinary shares.

The ordinary shares issued in the transaction are subject to transfer restrictions for a period of 18 months following the closing date. Specifically, all such shares are restricted from transfer for a period of six-months. After six months, each former BST equityholder will be entitled to transfer up to 28% of its shares. Over the following 12 months, an additional 6% of the shares will be released from the lock-up each month.

Approximately ten percent of the shares were deposited in escrow upon the closing of the transaction in order to secure certain indemnification obligations of BST’s former equityholders. No change in the Company’s management or board of directors occured as a result of the merger.

2. Receipt of Staff’s Delisting notice

On February 27, 2025, the Company received a notice from Nasdaq informing the Company that Nasdaq granted its request to continue listing on the Nasdaq Stock Market, subject to (i) on or before March 5, 2025, its filing of an application to transfer its securities to the Nasdaq Capital Market and (ii) on or before March 31, 2025, the Company’s demonstrating compliance with the minimum bid price requirement and the continued listing requirement that the Company maintains either a minimum of $2,500 thousand in shareholders’ equity or $35,000 thousand market value of listed securities or $500 thousand of net income from continuing operations for the most recently completed fiscal year or two of the three most recently completed fiscal years, as set forth in Nasdaq Listing Rule 5550(b)(2) (“MVLS Rules”). On February 26, 2025, the Staff confirmed to the Company via email that it had regained compliance with the MVLS Rules.

On March 4, 2025, the Company filed an application to transfer its securities to the Nasdaq Capital Market. On March 28, 2025, the Company effected a 1-for-10 reverse share split of its ordinary shares in an effort to regain compliance with the minimum bid price requirement.

3. Julestar Financing

On February 4, 2025, the Company entered into a Loan Agreement (the “Julestar Loan Agreement”) with Julestar LLC, a New York limited liability company (“Julestar”), pursuant to which Julestar agreed to loan us $2,650 thousand in consideration for a promissory note in the principal amount of $3,117,647 (the “Julestar Note”). The principal amount, and interest thereon, is required to be repaid in 40 weekly installments over the 10-month term of the loan. The Julestar Note will accrue interest at a rate of 10% per annum. To secure the repayment of the Julestar Note, the Company undertook to grant a subordinated pledge over the shares of certain of its subsidiaries, subject to the consent of a senior lender within 60 days.

The Julestar Loan Agreement also provides for the issuance of five-year warrants to purchase 530,000 ordinary shares subject to downward adjustment in the number of underlying shares in the event of early repayment of the Note in full or upward adjustment in the event the Julestar Note is not repaid in full within 90 days of the issuance date, as detailed below. The exercise price of the warrants is $5.00 per share, subject to adjustment in certain circumstances, including dilutive issuances. The warrants are subject to a limitation that prohibits ownership of more than 4.99% of Company’s outstanding share capital at any time.

The Company undertook to register with the Securities and Exchange Commission on a Form F-1 or Form F-3 the shares issuable upon the exercise of the Warrants.

The net proceeds of the amount we the Company raises in any single subsequent financing or asset sale outside the ordinary course of business of more than $5.0 million, or multiple subsequent financings or asset sales outside the ordinary course of business of more than $7.0 million in the aggregate, will be required to be used to prepay the Julestar Note in full. The Company is entitled to prepay a minimum of $100 thousand of the Julestar Note at any time, with no prepayment penalties, with declining incentives for early prepayment consisting of a decrease in the principal amount and a decrease in the number of shares issuable under the warrants. If the Julestar Note is not repaid in full within 90 days, the number of shares issuable under the warrants will increase and the exercise price of the additional shares could be set lower, to half the lowest 10-day average market price during the period, subject to a floor price.

As a result of the issuance of the warrants, the exercise price of the warrant to purchase 129,412 ordinary shares issued in an earlier financing transaction on December 30, 2024 automatically decreased from $8.5 to $5.00 per share. While the Company is currently in default of certain terms under the Julestar Loan Agreement, it is in discussions with Julestar to restructure its obligations thereunder.

4. Settlement of Dominion Capital LLC Suit

As discussed in Note 22(5) above, in December 2023, Dominion, sued the Company in a New York State Court alleging that the Company failed to repay $2.5 million that Dominion allegedly disbursed on behalf of the Company pursuant to a promissory note. Dominion asserted that it was entitled to damages in the amount of the loan principal plus interest and attorneys’ fees and was awarded summary judgment. Dominion also submitted to the Tel Aviv District Court a petition to commence insolvency proceedings.

On February 20, 2025, the Company and Dominion agreed to settle the claims for $4.5 million, with $400 thousand being payable by February 21, 2025, $200 thousand payable by March 3, 2025 and the remaining balance payable in ten monthly payments of $390 thousand from March to December 2025. Dominion agreed that, upon receipt of the first installment payment, it will file a motion to stay the Israeli insolvency proceedings, and upon receipt of the second installment payment, it will file a motion to cancel the Israeli insolvency proceedings.

As part of the settlement arrangement, Claymore agreed to make on the Company’s behalf all the payments that the Company is required to make under the settlement agreement with Dominion. In consideration, the Company issued Claymore a convertible note in the principal amount of $7.5 million. The note does not bear interest and is repayable by way of conversion into the Company’s ordinary shares on February 20, 2030, subject to earlier conversion by Claymore. The note is convertible into ordinary shares at a rate equal to 25% below the lower of (i) the closing price per share of the ordinary shares immediately preceding the conversion and (ii) the volume-weighted average price of the ordinary shares over the five trading days prior to the conversion, subject to a collar between $15 and the Nasdaq floor price.

In the event Claymore defaults on its installment payment obligations to Dominion, the principal amount of the note will be reduced by 1.667 times the amount of such installment. The Company also undertook to grant Claymore liens on the Company’s shares in BST. and on incoming revenues of the Company in the amount of $6 million in the event that an insolvency event occurs prior to August 20, 2025 or if Nasdaq does not grant the Company the opportunity to come into compliance with its listing conditions by no earlier March 31, 2025.

5. Settlement of Oppenheimer & Co. Suit

As previously reported, on June 12, 2023, Oppenheimer filed a claim against the Company in the United States District Court for the Southern District of New York alleging, among other things, breach of contract, breach of covenant of good faith and fair dealing and quantum meruit, in connection with investment banking advice and services provided by Oppenheimer in connection with the Company’s 2023 business combination with Mount Rainier Acquisition Corp. The complaint alleged that the Company owes Oppenheimer in excess of $12 million (as well as its costs and legal fees associated with the claim) with regards to the business combination, pursuant to a financial advisory agreement entered into by and between Oppenheimer and the Company in December 2021.

Effective February 19, 2025, the Company and Oppenheimer agreed to settle the claim for $3 million, with $1.1 million being paid on the effective date and the remaining balance payable in ten monthly payments of $200 thousand from March to December 2025 (with the first payment being $100 thousand).

As part of the settlement arrangement, Claymore agreed to make on the Company’s behalf, all the payments that the Company is required to make under the settlement agreement with Oppenheimer. In consideration, the Company issued Claymore a convertible note in the principal amount of $6 million. The note does not bear interest and is repayable by way of conversion into the Company’s ordinary shares on February 18, 2030, subject to earlier conversion by Claymore. The note is convertible into ordinary shares at a rate equal to 25% below the lower of (i) the closing price per share of the ordinary shares immediately preceding the conversion and (ii) the volume-weighted average price of the ordinary shares over the five trading days prior to the conversion, subject to a collar between $15 and the Nasdaq floor price.

In the event Claymore defaults on its payment obligations, the principal amount of the note will be reduced by twice the amount of such payment. The Company also undertook to grant Claymore liens to secure the Company’s repayment obligations under the note, following the repayment of note issued to JJ Astor & Co. on December 30, 2024 and the Company’s receipt of the consent of the applicable senior lien.

6. Debt Restructuring

On February 17, 2025, the Company and Tamas Gottdiener (the “Investor”) agreed to amend the terms of the various series of convertible notes and warrants previously purchased by the Investor. Pursuant to the amended terms, the maturity date of each of the convertible notes, having an aggregate principal amount of $11 million (plus accrued interest), was extended to August 16, 2025. Additionally, per the amendment terms, in the event the notes are not paid or converted in full by April 1, 2025, from and after April 1, 2025, the current interest rate of the notes will increase from 15% per annum to 20% per annum.

Pursuant to the amendment, the exercise price of each of the warrants previously issued to the Investor in connection with four tranches of investments during the course of 2024, which are exercisable for an aggregate of 1,294,444 ordinary shares, was changed to a unified exercise price of NIS 17.77 (being the NIS equivalent of $5 per share based on the last published exchange rate published by the Bank of Israel on the date of the amendment) and the term of the warrants was extended to a unified end date of February 17, 2030. Prior to the amendment, the various warrants had exercise prices ranging from $5 to $7 per share and expiration dates during the course of 2027. The Company also issued to the Investor an additional warrant exercisable into 205,556 ordinary shares at an exercise price of $5 per share and a pre-funded warrant exercisable into 1,000,000 ordinary shares, in each case until February 17, 2030. Like the previously issued warrants, the exercise of the new warrants will be limited to the extent that, upon the exercise of the new warrants, the Investor would not beneficially own more than 4.99% of our outstanding ordinary shares.

Additionally, pursuant to the amended terms, the Investor will sell all or a signification portion of the notes to a third party who will convert the notes and attempt to sell the resulting conversion shares. The Investor agreed by no later than April 2, 2025, to inform the Company in writing of the amount of proceeds the Investor irrevocably received from the sale of such conversion shares by the third party, in which case the Company shall be deemed to have repaid the principal and accrued interest under the converted notes in the amount equal to the sale proceeds. In the event that the sale proceeds are lower than the aggregate principal and accrued interest under the converted notes thereon, the Company agreed to issue to the Investor a convertible note in the principal amount equal to such shortfall amount (and if the sale proceeds (and any repayments from the Company) are less than $6.5 million, also the interest that would have accrued on the converted notes in accordance with their terms had they not been converted). The new note would have an interest rate of 20% per annum, commencing retroactively from the date of conversion of the converted notes, and a maturity date of August 16, 2025, and otherwise the same terms and conditions as the converted notes. In the event that, at April 2, 2025, the Investor holds unsold conversion shares, then warrants held by the Investor will be exercised for an equivalent number of ordinary shares pursuant to the terms thereof and such conversion shares will be deemed to be issued pursuant to such exercise in lieu of the issuance of new ordinary shares.

7. Promissory Notes

On March 27, 2025, the Company completed the issuance of a series of notes (the “Promissory Notes”) to certain investors, including Keystone Capital Partners, LLC as the lead investor (the “Lead Investor,” and collectively with the other investors, the “Note Investors”), in an aggregate principal amount of $1,625 thousand and original issue discount of $325 thousand, for an aggregate purchase price of $1,300 thousand. The Promissory Notes mature on December 11, 2025, do not bear interest, and include a prepayment option at a premium of 125%. In addition, the Company is required to use the cash proceeds deriving from a financing in which it receives proceeds of at least $10 million to repay the Promissory Notes.

The Note Investors have the right to convert the principal amount into ordinary shares of the Company upon the occurrence of a subsequent equity financing pursuant to which the Company receives at least $5,000 thousand, subject to certain conditions.

The conversion of the Promissory Notes will be limited to the extent that, upon their conversion, a Note Investor and its affiliates would in aggregate beneficially own more than 4.99% of the Company’s outstanding share capital at any time.

8. ELOC Transaction

Concurrently with the investment by the Note Investors described above, and as part of the Company’s compliance plan presented to the Nasdaq Hearings Panel (the “Panel”) on February 6, 2025, following which the Panel granted the Company’s request to continue its listing on The Nasdaq StockMarket, the Company entered into an Ordinary Shares Purchase Agreement (the “ELOC Purchase Agreement”) with the Lead Investor, pursuant to which the Company has the right to sell to the Lead Investor up to an aggregate of $50 million of newly issued ordinary shares (the “ELOC Shares”). The Company intends to sell ELOC Shares if it determines that such sale would be advisable in order to comply with the Nasdaq market value listing requirement.

As consideration for the Lead Investor’s commitment to purchase ELOC Shares upon the terms of and subject to satisfaction of the conditions set forth in the ELOC Purchase Agreement, the Company agreed to issue to the Lead Investor a note in a principal amount of $1,000 thousand, does not bear interest, and has a maturity date of December 11, 2025 (the “Commitment Note”). The Commitment Note is due by way of conversion into the Company’s shares based on the closing share price of the Company’s shares on the date immediately prior to the maturity date, provided that in each case the applicable conversion price shall not be lower than twenty percent (20%) of the closing sale price of the Company’s shares on the issuance date of the Commitment Note. The Commitment Note can be converted prior to the maturity date by either the Company or the Lead Investor at any time following the earlier of (i) the date on which the shares issuable upon conversion are registered under a registration statement filed with the Securities and Exchange Commission or (ii) September 11, 2025. In the event of a conversion prior to the maturity date, the number of Company shares to be issued upon the conversion of the Commitment Note will be based on the closing share price on the day prior to the issuance of the conversion notice provided that the closing sale price on the day prior to the issuance of the conversion notice is not lower than 10% as compared to the closing sale price on the date immediately prior thereto. The conversion of the Commitment Note will be limited to the extent that, upon its conversion, the Lead Investor and its affiliates would in aggregate beneficially own more than 4.99% of the Company’s outstanding share capital at any time.

In addition, in connection with the ELOC Purchase Agreement, the Company and the Lead Investor entered into a Registration Rights Agreement pursuant to which the Company undertook to register with the SEC the shares issuable upon conversion of the Conversion Note and the ELOCS hares that the Company has the right to sell to the Lead Investor.

The Company does not have a right to commence any sales of ELOC Shares to the Lead Investor under the ELOC Purchase Agreement before a registration statement of such shares is declared effective by the SEC and the final form of prospectus is filed with the SEC (the “Commencement Date”). Following such date, the Company will control the timing and amount of any sales of ELOC Shares to the Lead Investor. Actual sales of shares of ELOC Shares to the Lead Investor under the ELOC Purchase Agreement will depend on a variety of factors to be determined by the Company from time to time, including, among others, market conditions, the trading price of the ELOC Shares and determinations by the Company as to the appropriate sources of funding for the Company and its operations. The Company is obligated to use 33% proceeds from the sale of ELOC Shares to repay the principal amount under the Promissory Notes.

Under the ELOC Purchase Agreement, on any business day on which the closing sale price of the Company’s shares is equal to or greater than $0.50 (the “Fixed Purchase Date”), the Company may direct the Lead Investor to purchase shares (a “Fixed Purchase”) at a purchase price equal to 95% of the lesser of (i) the daily volume-weighted average price (the “VWAP”) of the Company’s shares for the five (5) trading days immediately preceding the applicable fixed purchase date and (ii) the lowest sale price on the applicable Fixed Purchase Date, provided, that the Lead Investor’s committed obligation under any single Fixed Purchase shall not exceed $50 thousand.

In addition to Fixed Purchases, on any business day on which the Company has directed the Lead Investor to purchase the maximum allowable Fixed Purchase amount, the Company may also direct the Lead Investor to purchase additional shares on the trading day immediately following the purchase date for such Fixed Purchase (the “VWAP Purchase Date” and such purchase, a “VWAP Purchase”)at a purchase price equal to 90% of the lesser of (i) the closing sale price of the Company’s shares on the applicable VWAP Purchase Date and (ii) the VWAP during the period on the applicable VWAP Purchase Date beginning at the opening of trading and ending on the earlier of (1) close of trading, (2) the time at which the trading volume of the Company’s shares on Nasdaq has reached the number of shares to be sold in the VWAP Purchase divided by 30%, and (3) the time at which the sale price of the Company’s shares on Nasdaq is 75% of the closing sale price on the date on which the Company directs the Lead Investor to make a VWAP Purchase (such period, the “VWAP Purchase Period”), provided, that the Lead Investor’s committed obligation under any single VWAP Purchase shall not exceed the lesser of (a) 300% of the number of shares sold in the corresponding Fixed Purchase and (b) 30% of the trading volume of the VWAP Purchase Period.

In addition, on a VWAP Purchase Date, the Company may also direct the Lead Investor to purchase on such day, an additional number of shares(an “Additional VWAP Purchase”) at a purchase price equal to 90% of the lesser of (i) the VWAP beginning at the completion of any prior VWAP Purchases and the last Additional VWAP Purchase, as applicable, and ending on the earlier of (1) close of trading, (2) the time at which the trading volume of the Company’s shares on Nasdaq has reached the number of shares to be sold in the Additional VWAP Purchase divided by 30%, and (3) the time at which the sale price of the Company’s shares on Nasdaq is 75% of the closing sale price on the date on which the Company directs the Lead Investor to make an Additional VWAP Purchase (such period, the “Additional VWAP Purchase Period”), and (ii) the lowest sale price on such day, provided, that the Lead Investor’s committed obligation under any single Additional VWAP Purchase shall not exceed the lesser of (a) 300%of the number of shares soldin the Fixed Purchase that corresponded to the VWAP Purchase corresponding to the Additional VWAP Purchase and (b) 30% of the trading volume of the Additional VWAP Purchase Period.

The Lead Investor’s aggregate committed obligation under a VWAP Purchase and all Additional VWAP Purchases for a particular VWAP Purchase Date shall not exceed $1,000 thousand in the aggregate.

The ELOC Purchase Agreement provides that the Company may not issue or sell any shares under the ELOC Purchase Agreement if the issuance or sale of such shares would result in the Lead Investor and its affiliates beneficially owning more than 4.99% of the Company’s outstanding share capital at any time.

9. Shayna agreement

On January 26, 2025 a settlement agreement was signed between BST, Shayna and an additional individual investor, pursuant to which Akina, Shayna and the additional individual investor waived, among other things, on any rights they were still entitled to under the Convertible Loan Agreements signed between Hub and Shayna on February 23, 2023, June 11, 2023 and July 7, 2023, as amended on August 17, 2023, and as amended and signed by Hub, Shayna and Akina on March 31, 2024 (First Amendment to Convertible Loan Agreements), April 18, 2024 (Second Amendment to Convertible Loan Agreements) and May 9, 2024 (Third Amendment to Convertible Loan Agreements), including on any right to the allocation of shares and/or to the exercise of warrants under said Convertible Loan Agreements as amended.

Under the terms of the settlement agreement, and in lieu of said waived shares and warrants, it was agreed that of the total amount of Company shares which were to be allocated to BST under the terms of the merger agreement between BST and the Company, Shayna will be granted 320,000 shares of the Company, and the individual investor will be granted 184,560 shares of the Company. For the avoidance of doubt, said figures are both pre-split, both include shares that Shayna and the individual investor were already entitled to receive under the terms of the Merger Agreement as existing shareholders of BST, and were both subject to the lock-up restrictions stipulated in the Merger Agreement with regards to shares allocated to BST.